Statement to Securityholder

Ally Auto Receivables Trust 2012-4

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2012-4

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	8/15/2012

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2012-4

5. Collateral Summary	Collection Period, Begin:	10/1/2015

	Collection Period, End:	10/31/2015

6. Charge-Off and Delinquency Rates	Determination Date:	11/10/2015

7. Credit Instruments	Distribution Date:	11/16/2015

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, the Class C Notes and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes and Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02006EAA7	304,000,000.00	0.00	0.30175000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02006EAB5	423,000,000.00	0.00	0.48000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02006EAC3	396,000,000.00	0.00	0.59000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02006EAD1	151,430,000.00	132,503,001.91	0.80000000	15,192,962.33	88,335.33	15,281,297.66	0.00	0.00	117,310,039.58
B	02006EAE9	40,760,000.00	40,760,000.00	1.68000000	0.00	57,064.00	57,064.00	0.00	0.00	40,760,000.00
C	02006EAF6	27,170,000.00	27,170,000.00	2.18000000	0.00	49,358.83	49,358.83	0.00	0.00	27,170,000.00
D	02006EAG4	13,590,000.00	13,590,000.00	3.16000000	0.00	35,787.00	35,787.00	0.00	0.00	13,590,000.00
Deal Totals		1,355,950,000.00	214,023,001.91		15,192,962.33	230,545.16	15,423,507.49	0.00	0.00	198,830,039.58

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	875.01156911	100.32993680	0.58334102	100.91327782	0.00000000	774.68163231
B	1,000.00000000	0.00000000	1.40000000	1.40000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.81666654	1.81666654	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.63333333	2.63333333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	157.83989226
Ending Aggregate Note Pool Factor:	146.63522960

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2012-4

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	10/15/2015	11/15/2015	Actual/360	N/A	N/A	0.30175000	0.30175000	0.00
A-2	0.00	10/15/2015	11/15/2015	30/360	N/A	N/A	0.48000000	0.48000000	0.00
A-3	0.00	10/15/2015	11/15/2015	30/360	N/A	N/A	0.59000000	0.59000000	0.00
A-4	132,503,001.91	10/15/2015	11/15/2015	30/360	N/A	N/A	0.80000000	0.80000000	88,335.33
B	40,760,000.00	10/15/2015	11/15/2015	30/360	N/A	N/A	1.68000000	1.68000000	57,064.00
C	27,170,000.00	10/15/2015	11/15/2015	30/360	N/A	N/A	2.18000000	2.18000000	49,358.83
D	13,590,000.00	10/15/2015	11/15/2015	30/360	N/A	N/A	3.16000000	3.16000000	35,787.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	88,335.33	0.00	88,335.33	0.00
B	0.00	57,064.00	0.00	57,064.00	0.00
C	0.00	49,358.83	0.00	49,358.83	0.00
D	0.00	35,787.00	0.00	35,787.00	0.00
Deal Totals	0.00	230,545.16	0.00	230,545.16	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
4. Collections and Distributions

Collections
Receipts During the Period	15,899,504.85
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	150,977.73
Other Fees or Expenses Paid	0.00
Total Collections	16,050,482.58

Beginning Reserve Account Balance	3,396,670.84
Total Available Amount	19,447,153.42

Distributions
Total Available Amount	19,447,153.42
Basic Servicing Fee	192,723.97
Aggregate Class A Interest Distributable Amount	88,335.33
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	57,064.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	49,358.83
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	35,787.00
Fourth Priority Principal Distributable Amount	1,606,278.96
Reserve Account Deposit	3,396,670.84
Noteholders' Regular Principal Distributable Amount	13,586,683.37
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	432,751.12

Supplemental Servicing Fees	27,158.51
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	4,800.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-4
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	57,516	23,874	23,183
Deal Totals	Aggregate Receivables Principal Balance	1,358,668,336.93	227,609,685.28	212,416,722.95
	Aggregate Amount Financed	1,405,245,987.46	231,268,758.34	215,717,879.30

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.07000000	2.95134349	2.95924542	63.57	66.25	66.28	58.87	25.23	24.39

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.11%	1.21%	0.87%	1.15%	1.05%	1.07%	1.18%	1.06%	1.20%	1.32%	1.37%	1.08%	1.48%	1.35%	1.27%	1.32%	1.14%	1.27%	1.33%	1.19%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.39%	1.34%	1.29%	1.34%	1.51%	1.35%	1.41%	1.37%	1.06%	1.42%	1.22%	1.18%	1.38%	1.25%	1.18%	1.27%	1.28%	1.19%	1.26%	1.18%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2012-4

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	223,493,318.82	54,930.37	0.2949%	23,183	38	0.1639%
Preceding	239,663,058.65	-14,075.06	-0.0705%	23,874	48	0.2011%
Next Preceding	256,381,935.66	105,996.42	0.4961%	24,628	50	0.2030%
Three Month Average			0.2402%			0.1893%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,405,245,987.46	5,044,160.27	0.3590%	31 - 60 days	246	2,754,918.40
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	34	443,839.44
with the prospectus for Ally Auto Receivables Trust 2012-4 related to delinquencies,				> 90 days	4	60,611.39
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	209	2,003,504.52
				Current Period	16	159,026.35
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off [2]	16	31,611.19
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	209	2,130,919.68
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2012-4

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,396,670.84	3,396,670.84	0.00	0.00	0.00	3,396,670.84	3,396,670.84

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,718,336.93
Current Overcollateralization	13,586,683.37
Overcollateralization Target	13,586,683.37

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2012-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2012-4 will perform in the future.